Restatement (Unaudited) - Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Capitated revenue						$ 1,529,120	$ 796,373	$ 340,901
Fee-for-service and other revenue						80,249	35,203	20,483
Total revenue						1,609,369	831,576	361,384
Operating expenses:
Third-party medical costs						1,231,047	564,987	242,572
Direct patient expense						179,353	101,358	42,100
Selling, general and administrative expenses						252,133	103,962	59,148
Depreciation and amortization expense						49,441	18,499	6,822
Transaction costs and other						44,262	42,945	17,583
Total operating expenses						1,744,556	831,816	371,070
Loss from operations						(135,187)	(240)	(9,686)
Other income and expense:
Interest expense						(51,291)	(34,002)	(10,163)
Interest income						4	320	319
Loss on extinguishment of debt						(13,115)	(23,277)	0
Change in fair value of warrant liabilities						82,914	0	0
Other expenses						(48)	(450)	(250)
Total other income (expense)						18,464	(70,173)	(10,094)
Net income (loss) before income tax expense (benefit)						(116,723)	(70,413)	(19,780)
Income tax expense (benefit)						14	651	0
Net income (loss)			$ (16,320)			(116,737)	(71,064)	(19,780)
Net income (loss) attributable to non-controlling interests						(98,717)	0	0
Net income (loss) attributable to Class A common stockholders						$ (18,020)
Net income (loss) per common share:
Net income (loss) per share to Class A common stockholders, basic (in dollars per share)						$ (0.11)
Net loss per share to Class A common stockholders, diluted (in dollars per share)						$ (0.28)
Weighted-average shares used in computation of earnings per share:
Basic (in shares)						170,507,194
Diluted (in shares)						475,697,225
As Previously Reported
Revenue:
Capitated revenue	$ 501,780	$ 379,210	267,051				794,164	343,903
Fee-for-service and other revenue	25,018	13,953	13,084				35,203	20,483
Total revenue	526,798	393,163	280,135				829,367	364,386
Operating expenses:
Third-party medical costs	379,316	291,816	195,046				564,987	241,089
Direct patient expense	57,708	43,782	34,287				102,284	43,020
Selling, general and administrative expenses	75,926	46,574	34,848				103,962	59,148
Depreciation and amortization expense	16,955	7,945	5,846				18,499	6,822
Transaction costs and other	6,528	16,374	9,239				43,520	17,583
Total operating expenses	536,433	406,491	279,266				833,317	370,507
Loss from operations	(9,635)	(13,328)	869				(3,950)	(6,121)
Other income and expense:
Interest expense	(16,023)	(9,714)	(10,626)				(34,002)	(10,163)
Interest income	1	1	1				320	319
Loss on extinguishment of debt	0	(13,225)	0				(23,277)	0
Change in fair value of warrant liabilities	(14,650)	39,215	0				0	0
Other expenses	(29)	(25)	0				(450)	(250)
Total other income (expense)	(30,701)	16,252	(10,625)				(70,173)	(10,094)
Net income (loss) before income tax expense (benefit)	(40,336)	2,924	(9,756)				(74,123)	(16,215)
Income tax expense (benefit)	547	(2,023)	714				651	0
Net income (loss)	(40,883)	4,947	(10,470)				(74,774)	(16,215)
Net income (loss) attributable to non-controlling interests	(26,246)	(4,533)	(10,470)
Net income (loss) attributable to Class A common stockholders	$ (14,637)	$ 9,480	0
Net income (loss) per common share:
Net income (loss) per share to Class A common stockholders, basic (in dollars per share)	$ (0.09)	$ 0.06
Net loss per share to Class A common stockholders, diluted (in dollars per share)	$ (0.09)	$ (0.03)
Weighted-average shares used in computation of earnings per share:
Basic (in shares)	170,871,429	167,134,853
Diluted (in shares)	170,871,429	168,884,315
Adjustments
Revenue:
Capitated revenue	$ (28,017)	$ (49,726)	(5,694)
Fee-for-service and other revenue	150	144	161
Total revenue	(27,867)	(49,582)	(5,533)
Operating expenses:
Third-party medical costs	2,000	0	0
Direct patient expense	(7,340)	(8,175)	(50)
Selling, general and administrative expenses	692	585	161
Depreciation and amortization expense	0	0	0
Transaction costs and other	738	(756)	0
Total operating expenses	(3,910)	(8,346)	111
Loss from operations	(23,957)	(41,236)	(5,644)
Other income and expense:
Interest expense	0	0	0
Interest income	0	0	0
Loss on extinguishment of debt	0	0	0
Change in fair value of warrant liabilities	0	0	0
Other expenses	0	0	0
Total other income (expense)	0	0	0
Net income (loss) before income tax expense (benefit)	(23,957)	(41,236)	(5,644)
Income tax expense (benefit)	0	0	0
Net income (loss)	(23,957)	(41,236)	(5,644)				$ 3,710	$ (3,565)
Net income (loss) attributable to non-controlling interests	(15,356)	(36,311)	(5,644)
Net income (loss) attributable to Class A common stockholders	(8,601)	(4,925)	0
As Restated
Revenue:
Capitated revenue	473,763	329,484	261,357
Fee-for-service and other revenue	25,168	14,097	13,245
Total revenue	498,931	343,581	274,602
Operating expenses:
Third-party medical costs	381,316	291,816	195,046
Direct patient expense	50,368	35,607	34,237
Selling, general and administrative expenses	76,618	47,159	35,009
Depreciation and amortization expense	16,955	7,945	5,846
Transaction costs and other	7,266	15,618	9,239
Total operating expenses	532,523	398,145	279,377
Loss from operations	(33,592)	(54,564)	(4,775)
Other income and expense:
Interest expense	(16,023)	(9,714)	(10,626)
Interest income	1	1	1
Loss on extinguishment of debt	0	(13,225)	0
Change in fair value of warrant liabilities	(14,650)	39,215	0
Other expenses	(29)	(25)	0
Total other income (expense)	(30,701)	16,252	(10,625)
Net income (loss) before income tax expense (benefit)	(64,293)	(38,312)	(15,400)
Income tax expense (benefit)	547	(2,023)	714
Net income (loss)	(64,840)	(36,289)	(16,114)
Net income (loss) attributable to non-controlling interests	(41,602)	(40,844)	(16,114)
Net income (loss) attributable to Class A common stockholders	$ (23,238)	$ 4,555	0
Net income (loss) per common share:
Net income (loss) per share to Class A common stockholders, basic (in dollars per share)	$ (0.14)	$ 0.03
Net loss per share to Class A common stockholders, diluted (in dollars per share)	$ (0.14)	$ (0.06)
Weighted-average shares used in computation of earnings per share:
Basic (in shares)	170,871,429	167,134,853
Diluted (in shares)	477,255,983	168,884,315
As Previously Reported
Revenue:
Capitated revenue				$ 646,261	$ 1,148,041
Fee-for-service and other revenue				27,037	52,055
Total revenue				673,298	1,200,096
Operating expenses:
Third-party medical costs				486,862	866,177
Direct patient expense				78,069	135,777
Selling, general and administrative expenses				81,422	157,348
Depreciation and amortization expense				13,791	30,746
Transaction costs and other				25,613	32,140
Total operating expenses				685,757	1,222,188
Loss from operations				(12,459)	(22,092)
Other income and expense:
Interest expense				(20,340)	(36,363)
Interest income				2	4
Loss on extinguishment of debt				(13,225)	(13,225)
Change in fair value of warrant liabilities				39,215	24,565
Other expenses				(25)	(54)
Total other income (expense)				5,627	(25,073)
Net income (loss) before income tax expense (benefit)				(6,832)	(47,165)
Income tax expense (benefit)				(1,309)	(762)
Net income (loss)			(10,470)	(5,523)	(46,403)
Net income (loss) attributable to non-controlling interests				(15,003)	(41,283)
Net income (loss) attributable to Class A common stockholders				$ 9,480	$ (5,120)
Net income (loss) per common share:
Net income (loss) per share to Class A common stockholders, basic (in dollars per share)				$ 0.06	$ (0.03)
Net loss per share to Class A common stockholders, diluted (in dollars per share)				$ (0.03)	$ (0.08)
Weighted-average shares used in computation of earnings per share:
Basic (in shares)				166,691,634	168,100,210
Diluted (in shares)				167,571,198	169,312,258
Adjustments
Revenue:
Capitated revenue				$ (55,420)	$ (83,437)
Fee-for-service and other revenue				305	455
Total revenue				(55,115)	(82,982)
Operating expenses:
Third-party medical costs				0	2,000
Direct patient expense				(8,225)	(15,565)
Selling, general and administrative expenses				746	1,438
Depreciation and amortization expense				0	0
Transaction costs and other				(756)	(18)
Total operating expenses				(8,235)	(12,145)
Loss from operations				(46,880)	(70,837)
Other income and expense:
Interest expense				0	0
Interest income				0	0
Loss on extinguishment of debt				0	0
Change in fair value of warrant liabilities				0	0
Other expenses				0	0
Total other income (expense)				0	0
Net income (loss) before income tax expense (benefit)				(46,880)	(70,837)
Income tax expense (benefit)				0	0
Net income (loss)			(5,644)	(46,880)	(70,837)
Net income (loss) attributable to non-controlling interests				(41,955)	(57,276)
Net income (loss) attributable to Class A common stockholders				(4,925)	(13,561)
As Restated
Revenue:
Capitated revenue				590,841	1,064,604
Fee-for-service and other revenue				27,342	52,510
Total revenue				618,183	1,117,114
Operating expenses:
Third-party medical costs				486,862	868,177
Direct patient expense				69,844	120,212
Selling, general and administrative expenses				82,168	158,786
Depreciation and amortization expense				13,791	30,746
Transaction costs and other				24,857	32,122
Total operating expenses				677,522	1,210,043
Loss from operations				(59,339)	(92,929)
Other income and expense:
Interest expense				(20,340)	(36,363)
Interest income				2	4
Loss on extinguishment of debt				(13,225)	(13,225)
Change in fair value of warrant liabilities				39,215	24,565
Other expenses				(25)	(54)
Total other income (expense)				5,627	(25,073)
Net income (loss) before income tax expense (benefit)				(53,712)	(118,002)
Income tax expense (benefit)				(1,309)	(762)
Net income (loss)			$ (16,114)	(52,403)	(117,240)
Net income (loss) attributable to non-controlling interests				(56,958)	(98,559)
Net income (loss) attributable to Class A common stockholders				$ 4,555	$ (18,681)
Net income (loss) per common share:
Net income (loss) per share to Class A common stockholders, basic (in dollars per share)				$ 0.03	$ (0.11)
Net loss per share to Class A common stockholders, diluted (in dollars per share)				$ (0.06)	$ (0.16)
Weighted-average shares used in computation of earnings per share:
Basic (in shares)				166,691,634	168,100,210
Diluted (in shares)				167,571,198	169,312,258